Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
         Utica, NY 13502
         United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  122

Form 13F Information Table Value Total: $306,011
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name


28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3880 41501.000 SH      Sole                41501.000
ABB Ltd.                       COM              000375204     2603 107615.000 SH     Sole               107615.000
AT&T Inc.                      COM              00206R102     2151 70258.000 SH      Sole                70258.000
Abbott Laboratories            COM              002824100     1501 30598.000 SH      Sole                30598.000
Air Products & Chemicals       COM              009158106     1573 17445.000 SH      Sole                17445.000
Anadarko Pete Corp.            COM              032511107     1487 18150.000 SH      Sole                18150.000
Apache Corp.                   COM              037411105     5159 39404.000 SH      Sole                39404.000
Apple Computer                 COM              037833100     2385 6844.000 SH       Sole                 6844.000
Automatic Data Processing      COM              053015103     2027 39499.000 SH      Sole                39499.000
BHP Billiton Ltd.              COM              088606108     2492 25995.000 SH      Sole                25995.000
Baker Hughes Inc               COM              057224107     3551 48360.000 SH      Sole                48360.000
Bank of America Corp.          COM              060505104      287 21563.000 SH      Sole                21563.000
Baxter International Inc.      COM              071813109     1382 25705.000 SH      Sole                25705.000
Becton Dickinson & Co.         COM              075887109     4787 60123.000 SH      Sole                60123.000
Boeing Co.                     COM              097023105     1456 19695.000 SH      Sole                19695.000
Bristol-Myers Squibb           COM              110122108      203 7670.000 SH       Sole                 7670.000
Buckle Inc                     COM              118440106     1029 25475.000 SH      Sole                25475.000
CVS Caremark Corp.             COM              126650100      223 6500.000 SH       Sole                 6500.000
Carpenter Technology Corp.     COM              144285103      214 5000.000 SH       Sole                 5000.000
Chevron Corp.                  COM              166764100     3606 33548.000 SH      Sole                33548.000
Cisco Systems Inc.             COM              17275R102     3173 185020.000 SH     Sole               185020.000
Citigroup, Inc.                COM              172967424      156 35350.000 SH      Sole                35350.000
Coach Inc.                     COM              189754104     3031 58250.000 SH      Sole                58250.000
Coca Cola Co.                  COM              191216100     1872 28215.000 SH      Sole                28215.000
Cognizant Technology Solutions COM              192446102     1574 19340.000 SH      Sole                19340.000
Colgate Palmolive Co.          COM              194162103     4572 56615.000 SH      Sole                56615.000
ConocoPhillips                 COM              20825C104     6266 78468.000 SH      Sole                78468.000
Corning Inc.                   COM              219350105     2455 119025.000 SH     Sole               119025.000
Cummins Inc.                   COM              231021106     2221 20265.000 SH      Sole                20265.000
Diamond Offshore Drilling      COM              25271C102     1844 23730.000 SH      Sole                23730.000
Digital Realty Trust           COM              253868103     1325 22795.000 SH      Sole                22795.000
DuPont de Nemours              COM              263534109     2886 52505.000 SH      Sole                52505.000
EMC Corp.                      COM              268648102     2168 81615.000 SH      Sole                81615.000
Eastern Insurance Holdings, In COM              276534104      782 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     2070 37331.000 SH      Sole                37331.000
Eaton Vance Corp               COM              278265103     1879 58270.000 SH      Sole                58270.000
Emerson Electric Co.           COM              291011104     3235 55365.000 SH      Sole                55365.000
Exxon Mobil Corp.              COM              30231G102     6005 71373.998 SH      Sole                71373.998
Family Dollar Stores, Inc.     COM              307000109     1436 27990.000 SH      Sole                27990.000
Financial Select Sector SPDR   COM              81369Y605     3212 196000.000 SH     Sole               196000.000
Freeport-McMoRan Copper & Gold COM              35671D857     2534 45625.000 SH      Sole                45625.000
General Dynamics               COM              369550108     2379 31080.000 SH      Sole                31080.000
General Electric Co.           COM              369604103     3510 175050.000 SH     Sole               175050.000
Google, Inc.                   COM              38259P508      408  695.000 SH       Sole                  695.000
HSBC Holdings PLC ADR          COM              404280406      819 15810.000 SH      Sole                15810.000
Harris Corp.                   COM              413875105     3488 70332.000 SH      Sole                70332.000
Harsco Corp.                   COM              415864107     1596 45234.000 SH      Sole                45234.000
Hess Corp                      COM              42809H107      428 5025.000 SH       Sole                 5025.000
Hewlett Packard Co Com         COM              428236103     2748 67065.000 SH      Sole                67065.000
Honeywell International Inc.   COM              438516106     2047 34280.000 SH      Sole                34280.000
ITT Corporation                COM              450911102     3910 65116.000 SH      Sole                65116.000
Illinois Tool Works            COM              452308109     4039 75195.000 SH      Sole                75195.000
Intel Corp.                    COM              458140100     1705 84505.000 SH      Sole                84505.000
International Business Machine COM              459200101     4071 24966.000 SH      Sole                24966.000
J M Smucker Co.                COM              832696405     1384 19380.000 SH      Sole                19380.000
JP Morgan Chase & Co.          COM              46625H100      228 4952.000 SH       Sole                 4952.000
Johnson & Johnson              COM              478160104      735 12403.000 SH      Sole                12403.000
Johnson Controls Inc.          COM              478366107     3121 75075.000 SH      Sole                75075.000
KeyCorp                        COM              493267108      167 18852.000 SH      Sole                18852.000
Kroger Company                 COM              501044101     3593 149896.000 SH     Sole               149896.000
Lockheed Martin Corp.          COM              539830109     1352 16810.000 SH      Sole                16810.000
Lowe's Cos.                    COM              548661107      210 7938.000 SH       Sole                 7938.000
M&T Bank Corp.                 COM              55261F104     2591 29284.000 SH      Sole                29284.000
Marathon Oil Corporation       COM              565849106     4905 92002.000 SH      Sole                92002.000
Mattel, Inc.                   COM              577081102     1589 63720.000 SH      Sole                63720.000
McCormick & Co. Inc.           COM              579780206     2742 57323.000 SH      Sole                57323.000
McDonalds Corp.                COM              580135101     1627 21385.000 SH      Sole                21385.000
Medtronic, Inc.                COM              585055106     1326 33705.000 SH      Sole                33705.000
Microsoft Corp.                COM              594918104     4420 174090.000 SH     Sole               174090.000
Morgan Stanley                 COM              617446448     3284 120205.000 SH     Sole               120205.000
NextEra Energy, Inc. (Formerly COM              65339f101     1148 20835.000 SH      Sole                20835.000
Nike Inc.                      COM              654106103     3084 40740.000 SH      Sole                40740.000
Norfolk Southern               COM              655844108     1395 20145.000 SH      Sole                20145.000
Northern Superior Resources In COM              665804100       12 15000.000 SH      Sole                15000.000
Novartis AG ADR                COM              66987V109      211 3875.000 SH       Sole                 3875.000
Nucor Corp.                    COM              670346105     2477 53825.000 SH      Sole                53825.000
Occidental Petroleum Corp.     COM              674599105     1058 10125.000 SH      Sole                10125.000
PNC Financial Services Group   COM              693475105      201 3185.000 SH       Sole                 3185.000
PPG Industries Inc.            COM              693506107     1936 20335.000 SH      Sole                20335.000
PPL Corporation                COM              69351T106     1559 61625.000 SH      Sole                61625.000
Parker-Hannifin Co.            COM              701094104      189 2000.000 SH       Sole                 2000.000
Pepsico Inc.                   COM              713448108     1874 29102.000 SH      Sole                29102.000
Procter & Gamble Co.           COM              742718109      538 8726.000 SH       Sole                 8726.000
QUALCOMM, Inc.                 COM              747525103     2142 39065.000 SH      Sole                39065.000
Rayonier Inc.                  COM              754907103     1285 20629.000 SH      Sole                20629.000
Raytheon Co.                   COM              755111507     1563 30730.000 SH      Sole                30730.000
SPDR KBW Bank                  COM              78464A797     3402 131760.000 SH     Sole               131760.000
Sanofi-Aventis ADR             COM              80105N105      874 24810.000 SH      Sole                24810.000
Spectra Energy                 COM              847560109     1273 46840.000 SH      Sole                46840.000
St. Jude Medical               COM              790849103      243 4750.000 SH       Sole                 4750.000
State Street Corp.             COM              857477103      202 4500.000 SH       Sole                 4500.000
Sysco Corp                     COM              871829107     1223 44135.000 SH      Sole                44135.000
T. Rowe Price Group Inc.       COM              74144T108     5895 88752.000 SH      Sole                88752.000
Teva Pharmaceutical ADR        COM              881624209     3572 71195.000 SH      Sole                71195.000
The Bank of New York Mellon Co COM              064058100     1857 62167.000 SH      Sole                62167.000
Total ADR                      COM              89151E109     2246 36840.000 SH      Sole                36840.000
Tupperware Brands Corporation  COM              899896104     5107 85525.000 SH      Sole                85525.000
Unilever PLC ADR               COM              904767704     1211 39546.000 SH      Sole                39546.000
United Technologies Corp.      COM              913017109     3681 43480.000 SH      Sole                43480.000
VF Corp.                       COM              918204108      919 9325.000 SH       Sole                 9325.000
Verizon Communications Inc.    COM              92343V104     1642 42618.000 SH      Sole                42618.000
Visa Inc.                      COM              92826C839     1746 23715.000 SH      Sole                23715.000
Wal-Mart Stores                COM              931142103      216 4150.000 SH       Sole                 4150.000
Walt Disney Co.                COM              254687106      232 5387.000 SH       Sole                 5387.000
Waste Management Inc.          COM              94106L109     1366 36575.000 SH      Sole                36575.000
Whirlpool Corp.                COM              963320106     1241 14540.000 SH      Sole                14540.000
Yum Brands Inc.                COM              988498101     4050 78819.000 SH      Sole                78819.000
PowerShares DB Commodity Index ETF              73935S105     2880 94380.000 SH      Sole                94380.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107    19155 106685.000 SH     Sole               106685.000
S&P 500 Depository Receipt     ETF              78462F103     1710 12900.000 SH      Sole                12900.000
SPDR Gold Trust                ETF              78463V107     5809 41537.000 SH      Sole                41537.000
SPDR S&P Metals & Mining       ETF              78464A755      412 5552.000 SH       Sole                 5552.000
Vanguard Dividend Appreciation ETF              921908844      838 15090.000 SH      Sole                15090.000
Vanguard Emerging Markets      ETF              922042858    14246 291029.000 SH     Sole               291029.000
Vanguard REIT Index            ETF              922908553     2975 50875.000 SH      Sole                50875.000
iShares MSCI EAFE Index Fund   ETF              464287465    19313 321454.000 SH     Sole               321454.000
iShares MSCI Emerging Markets  ETF              464287234      291 5970.000 SH       Sole                 5970.000
iShares Russell 1000 Growth In ETF              464287614      336 5555.000 SH       Sole                 5555.000
iShares Russell 2000 Index     ETF              464287655    13068 155262.000 SH     Sole               155262.000
Vanguard 500 Index Fund Admira                  922908710      292 2390.586 SH       Sole                 2390.586
Vanguard International Explore                  921946208      410 23999.123 SH      Sole                23999.123
Vanguard Wellington Fund - Adm                  921935201      288 5181.544 SH       Sole                 5181.544